Basis of Preparation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
International General Insurance Underwriting [Member]
Statement Line Items [Line Items]
Country of incorporation		Jordan	Jordan
Activity		Underwriting agency	Underwriting agency
Ownership percentage		100.00%	100.00%
North Star Underwriting Limited [Member]
Statement Line Items [Line Items]
Country of incorporation	United Kingdom	United Kingdom	United Kingdom
Activity	Underwriting agency	Underwriting agency	Underwriting agency
Ownership percentage	100.00%	100.00%	100.00%
International General Insurance Co. Ltd [Member]
Statement Line Items [Line Items]
Country of incorporation	Bermuda	Bermuda	Bermuda
Activity	Reinsurance and insurance	Reinsurance and insurance	Reinsurance and insurance
Ownership percentage	100.00%	100.00%	100.00%
International General Insurance Company (UK) Limited [Member]
Statement Line Items [Line Items]
Country of incorporation	United Kingdom	United Kingdom	United Kingdom
Activity	Reinsurance and insurance	Reinsurance and insurance	Reinsurance and insurance
Ownership percentage	100.00%	100.00%	100.00%
International General Insurance Company (Dubai) Ltd [Member]
Statement Line Items [Line Items]
Country of incorporation	United Arab Emirates	United Arab Emirates	United Arab Emirates
Activity	Insurance intermediation and insurance management	Insurance intermediation and insurance management	Insurance intermediation and insurance management
Ownership percentage	100.00%	100.00%	100.00%
Specialty Malls Investment Co. [Member]
Statement Line Items [Line Items]
Country of incorporation	Jordan	Jordan	Jordan
Activity	Real estate properties development and lease	Real estate properties development and lease	Real estate properties development and lease
Ownership percentage	100.00%	100.00%	100.00%
IGI Services Limited [Member]
Statement Line Items [Line Items]
Country of incorporation	Cayman Islands	Cayman Islands	Cayman Islands
Activity	Owning and chartering aircraft	Owning and chartering aircraft	Owning and chartering aircraft
Ownership percentage	100.00%	100.00%	100.00%
International General Insurance Company Ltd Labuan Branch [Member]
Statement Line Items [Line Items]
Country of incorporation	Malaysia	Malaysia	Malaysia
Activity	Reinsurance and insurance	Reinsurance and insurance	Reinsurance and insurance
Ownership percentage	100.00%	100.00%	100.00%
International General Insurance Holdings Limited - Dubai [Member]
Statement Line Items [Line Items]
Country of incorporation	United Arab Emirates	United Arab Emirates
Activity	Reinsurance and insurance	Reinsurance and insurance
Ownership percentage	100.00%
Tiberius Acquisition Corporation [Member]
Statement Line Items [Line Items]
Country of incorporation	United States of America	United States of America
Activity	Special purpose acquisition company	Special purpose acquisition company
Ownership percentage	100.00%
IGI Underwriting /Jordan Exempted [Member]
Statement Line Items [Line Items]
Country of incorporation	Jordan	Jordan
Activity	Underwriting agency	Underwriting agency
Ownership percentage	100.00%	100.00%